Goodwill and Other Intangible Assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 595,733	$ 595,166	$ 593,366
Less: accumulated amortization	(365,853)	(336,043)	(263,251)
Total intangible assets, net	$ 229,880	$ 259,123	330,115
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	109 months	109 months
Total intangible assets	$ 189,175	$ 188,608	186,808
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	120 months	120 months
Total intangible assets	$ 351,555	$ 351,555	351,555
Trademarks and tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in months)	120 months	120 months
Total intangible assets	$ 55,003	$ 55,003	$ 55,003